Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property plant and equipment [Abstract]
Property, plant and equipment
9.

Property, plant and equipment
At December 31, 2023
Land
Plant

Furniture
Exploration

and
and

and
Under and
buildings equipment

fixtures
construction

evaluation
Total
Cost
Beginning of year $ 5,197,138 $ 2,812,309 $ 84,080 $ 234,590 $ 1,088,234 $ 9,416,351
Additions 9,062 29,498 3,461 111,518 92 153,631
Transfers 40,011 63,819 3,334 (106,835) - 329
Change in reclamation provision [note 16] (5,343) - - - - (5,343)
Disposals (13,604) (3,744) (69) (1,989) - (19,406)
Effect of movements in exchange rates (13,940) (4,277) (87) (4) (19,884) (38,192)
End of year 5,213,324 2,897,605 90,719 237,280 1,068,442 9,507,370
Accumulated depreciation and impairment
Beginning of year 3,300,869 2,067,999 79,576 36,798 467,071 5,952,313
Depreciation charge 146,574 98,694 4,267 - - 249,535
Transfers - 11 (11) - - -
Change in reclamation provision [note 16]
(a)
(7,509) - - - - (7,509)
Disposals (13,604) (3,456) (69) - - (17,129)
Effect of movements in exchange rates (13,340) (4,227) (87) - (10,159) (27,813)
End of year 3,412,990 2,159,021 83,676 36,798 456,912 6,149,397
Right-of-use assets
Beginning of year 5,959 1,565 1,928 - - 9,452
Additions 3,398 126 844 - - 4,368
Disposals - (214) - - - (214)
Depreciation charge (1,003) (399) (1,076) - - (2,478)
Transfers (28) (677) 376 - - (329)
End of year 8,326 401 2,072 - - 10,799
Net book value at December 31, 2023 $ 1,808,660 $ 738,985 $ 9,115 $ 200,482 $ 611,530 $ 3,368,772
At December 31, 2022
Land
Plant

Furniture
Exploration

and
and

and
Under and
buildings equipment

fixtures
construction

evaluation
Total
Cost
Beginning of year $ 5,152,209 $ 2,732,561 $ 84,366 $ 167,200 $ 1,073,239 $ 9,209,575
Acquisitions [note 6] 67,998 27,646 70 2,216 - 97,930
Additions 4,385 8,927 209 129,734 193 143,448
Transfers 25,023 39,091 (167) (63,518) - 429
Change in reclamation provision (93,451) - - - - (93,451)
Disposals (4,885) (8,423) (650) (1,046) - (15,004)
Effect of movements in exchange rates 45,859 12,507 252 4 14,802 73,424
End of year 5,197,138 2,812,309 84,080 234,590 1,088,234 9,416,351
Accumulated depreciation and impairment
Beginning of year 3,101,740 1,962,228 78,119 36,798 458,247 5,637,132
Depreciation charge 137,543 101,923 1,857 - - 241,323
Change in reclamation provision
(a)
22,944 - - - - 22,944
Disposals (4,851) (8,201) (649) - - (13,701)
Effect of movements in exchange rates 43,493 12,049 249 - 8,824 64,615
End of year 3,300,869 2,067,999 79,576 36,798 467,071 5,952,313
Right-of-use assets
Beginning of year 931 1,584 1,641 - - 4,156
Additions 5,917 1,330 606 - - 7,853
Disposals - (11) - - - (11)
Depreciation charge (870) (560) (687) - - (2,117)
Transfers (19) (778) 368 - - (429)
End of year 5,959 1,565 1,928 - - 9,452
Net book value at December 31, 2022 $ 1,902,228 $ 745,875 $ 6,432 $ 197,792 $ 621,163 $ 3,473,490
Cameco has contractual capital commitments of approximately $ 60,525,000 at December 31, 2023. Certain of the contractual
commitments may contain cancellation clauses, however the Company discloses the commitments based on management’s intent to fulfill the contract. The majority of this amount is expected to be incurred in 2024.
(a) Asset retirement obligation assets are adjusted when the Company updates its reclamation provisions due to new cash flow estimates or changes in discount and inflation rates. When the assets of an operation have been written off due to an impairment, as is the case with our Rabbit Lake operation and some of our operations in the United States, the adjustment is recorded directly to the statement of earnings as other operating expense or income.